DEFERRED TAX ASSETS AND LIABILITIES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred Tax Assets And Liabilities
As of beginning	$ 360	¥ 2,478	¥ 7,506
Credited to other capital reserve			(4,463)
(Credited)/charged to the consolidated statements of profit or loss during the year	405	2,798	(159)
Currency translation differences			(406)
As of Ending	$ 765	¥ 5,276	¥ 2,478